CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 1,519		$ 1,493
Short-term deposits	338		480
Cash subject to restriction	114		120
Cash and cash equivalents, net	$ 1,971	$ 2,124	$ 2,093	$ 1,907	$ 1,955	$ 3,135